Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment

	SA Rand
Figures in million	2021	2020
Mining assets	26 487	22 174
Mining assets under construction	2 732	2 714
Undeveloped properties	3 988	4 024
Other non-mining assets	390	274
Total property, plant and equipment	33 597	29 186
15     PROPERTY, PLANT AND EQUIPMENT continued
Mining assets continued
The movement in the mining assets is as follows:

	SA Rand
Figures in million	2021	2020
Cost
Balance at beginning of year	59 736	53 629
Fully depreciated assets no longer in use derecognised	(989)	—
Additions (a)	4 518	3 180
Acquisitions (b)	5 887	—
Disposals	—	(85)
Scrapping of assets (c)	(1 221)	(268)
Adjustment to rehabilitation asset (d)	(774)	(48)
Transfers and other movements (e)	545	1 348
Translation	(2 722)	1 980
Balance at end of year	64 980	59 736
Accumulated depreciation and impairments
Balance at beginning of year	37 562	33 080
Fully depreciated assets no longer in use derecognised	(989)	—
Impairment of assets (f)	937	—
Disposals	—	(70)
Scrapping of assets (c)	(1 060)	(206)
Depreciation	3 936	3 563
Translation	(1 893)	1 195
Balance at end of year	38 493	37 562
Net carrying value	26 487	22 174

(a)Included in additions for 2021 is an amount of R159 million (2020: R97 million) for capitalised depreciation associated with stripping activities at the Hidden Valley operations.

(b)Refer to note 14 for details on the fair value of assets acquired.

(c)Refer to note 9 for the total loss on scrapping recognised.

(d)Refer to note 26 for details on the adjustment to the rehabilitation asset.

(e)Transfer of assets mainly relates to assets under construction transferred to mining assets. During the 2021 year an amount of R541 million (2020: R438 million) was transferred to mining assets at Hidden Valley. This related to ongoing mining development costs.The remaining amount relates to Joel’s Level 137 decline project that was assessed as having reached commercial levels of production on 1 January 2020 and transferred to mining assets. The capitalisation of borrowing costs ceased and depreciation commenced as of 1 January 2020.

(f)Impairment of assets mainly relates to the impairment of Tshepong Operations and Target 3.
The movement in the mining assets under construction is as follows:

	SA Rand
Figures in million	2021	2020
Cost
Balance at beginning of year	2 714	2 964
Additions	924	687
Depreciation capitalised[1]	4	4
Finance costs capitalised[2]	22	54
Transfers and other movements	(541)	(1 334)
Translation	(391)	339
Balance at end of year	2 732	2 714
[1]    Relates to Tshepong Operations.
2    Refer to note 11 for further detail on the capitalisation rate applied
The movement in the undeveloped properties is as follows:

	SA Rand
Figures in million	2021	2020
Cost
Balance at beginning of year	5 499	5 437
Translation	(38)	62
Balance at end of year	5 461	5 499
Accumulated depreciation and impairments
Balance at beginning of year	1 475	1 472
Translation	(2)	3
Balance at end of year	1 473	1 475
Net carrying value	3 988	4 024
The movement in the non-mining assets is as follows:

	SA Rand
Figures in million	2021	2020
Cost
Balance at beginning of year	703	658
Fully depreciated assets no longer in use derecognised	(49)	—
Acquisitions	135	—
Additions	34	39
Translation	(2)	6
Balance at end of year	821	703

	SA Rand
Figures in million	2021	2020
Accumulated depreciation and impairments
Balance at beginning of year	429	387
Fully depreciated assets no longer in use derecognised	(49)	—
Depreciation	52	38
Translation	(1)	4
Balance at end of year	431	429
Net carrying value	390	274

Disclosure of Gold Price, Silver Price, Exchange Rates and Gold Resource Value Assumptions
During the year under review, the group calculated the recoverable amounts (generally fair value less costs to sell) based on updated life-of-mine plans and the following gold price, silver price and exchange rates assumptions:

	2021	2020	2019
US$ gold price per ounce
– Year 1	1 805	1 610	1 325
– Year 2	1 673	1 558	1 310
– Year 3	1 582	1 469	1 290
– Long term (Year 4 onwards)	1 500	1 350	1 290
US$ silver price per ounce
– Year 1	25.72	17.00	15.75
– Year 2	23.22	17.00	15.75
– Year 3	21.70	17.00	17.00
– Long term (Year 4 onwards)	20.70	17.00	17.00
Exchange rate (R/US$)
– Year 1	14.54	16.72	14.43
– Year 2	14.36	15.47	14.25
– Year 3	14.44	15.29	14.11
– Long term (Year 4 onwards)	14.51	14.51	14.11
Exchange rate (PGK/US$)	3.50	3.45	3.34
Rand gold price (R/kg)
– Year 1	843 000	865 000	615 000
– Year 2	772 000	775 000	600 000
– Year 3	735 000	722 000	585 000
– Long term (Year 4 onwards)	700 000	630 000	585 000

The following is the attributable gold resource value assumption:

	South Africa			Hidden Valley
US dollar per ounce	2021	2020	2019	2021	2020	2019
Underground resources
Measured	16.50	25.00	25.00	n/a	n/a	n/a
Indicated	9.00	8.00	8.00	n/a	n/a	n/a
Inferred	3.60	2.80	2.80	n/a	n/a	n/a
Surface resources
Measured	30.00	n/a	n/a	n/a	n/a	n/a
Indicated	17.50	n/a	n/a	9.00	8.00	8.00
Inferred	8.00	n/a	n/a	n/a	n/a	n/a

Disclosure of Sensitivity Analysis - Impairment of Assets

	SA Rand
Figures in million	2021	2020
-10% decrease
Tshepong Operations	5 325	3 352
Mponeng	2 249	—
Moab Khotsong[1]	1 916	15
Doornkop	1 914	—
Target 1	1 267	804
Kusasalethu	821	441
Bambanani[1]	413	94
Kalgold	390	—
Joel	359	716
Target 3	178	—
Other assets	101	20
Mine Waste Solutions	96	—
West Wits	35	—
Unisel	—	6
+10% increase
Target 3	178	—
[1]    The carrying amounts of these CGUs include goodwill and any impairment losses are allocated first to goodwill and then to the identifiable assets.